Loss Per Share	12 Months Ended
Jun. 30, 2020
Loss per share (cents per share)
Loss Per Share
9.	LOSS PER SHARE

The following reflects the income and share data used in the calculations of basic and diluted loss per share:

	2020 $	2019 $	2017 $
Loss for the year attributable to the owners of Genetic Technologies Limited	(6,098,930)	(6,425,604)	(5,463,872)
Weighted average number of Ordinary Shares used in calculating loss per share (number of shares)	4,155,017,525	2,635,454,870	2,435,282,724

Note:	None of the 553,000,000 (2019:114,250,000: and 2018: 55,102,778 ) options/performance rights over the Company’s Ordinary Shares that were outstanding as at the reporting date are considered to be dilutive for the purposes of calculating diluted earnings per share.